Annual Total Returns - VC Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Bond-Debenture Portfolio
Prospectus [Line Items]
Annual Return [Percent]	8.33%	6.72%	6.55%	(12.80%)	3.28%	7.30%	13.35%	(4.02%)	9.21%	12.13%
Developing Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	14.59%	22.18%	8.17%	(35.98%)	(2.75%)	72.60%	31.77%	4.88%	29.92%	(2.60%)
Dividend Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.98%	22.14%	16.33%	(13.55%)	25.62%	15.42%	26.45%	(4.67%)	19.12%	15.10%
Fundamental Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	14.29%	16.65%	14.63%	(11.98%)	27.31%	1.77%	21.51%	(8.16%)	12.57%	15.74%
Growth and Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	17.29%	20.60%	13.19%	(9.44%)	29.02%	2.70%	22.49%	(8.14%)	13.38%	17.11%
Growth Opportunities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	12.94%	30.61%	10.67%	(32.53%)	6.46%	39.38%	36.37%	(2.89%)	22.91%	1.23%
Mid Cap Stock Portfolio
Prospectus [Line Items]
Annual Return [Percent]	7.05%	14.90%	15.42%	(11.21%)	28.70%	2.50%	22.64%	(15.04%)	6.83%	16.39%
Short Duration Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	5.90%	5.14%	5.05%	(5.06%)	0.63%	3.13%	5.06%	1.15%	2.19%	3.47%
Total Return Portfolio
Prospectus [Line Items]
Annual Return [Percent]	7.19%	2.66%	6.34%	(14.05%)	(0.24%)	7.43%	8.41%	(1.03%)	3.86%	4.26%